Shareholders' Equity (Directors Stock Options Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	1,290,217	1,131,885
Options granted	510,002
Weighted average exercise price of options outstanding	$ 3.12	$ 3.35
Fair value of options granted during period, per share	$ 0.90
Options exercised	125,001
Weighted average exercise price of options exercised	$ 3.39
Options vested and unexercised	1,289,683
Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	3,976,270	3,991,468
Options granted	1,810,000
Weighted average exercise price of options outstanding	$ 2.99	$ 3.03
Fair value of options granted during period, per share	$ 1.11
Options exercised	518,394
Weighted average exercise price of options exercised	$ 3.09
Options vested and unexercised	3,748,094
Employee Stock Options [Member] | Directors Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Original allotment of shares	1,263,333
Number of shares that are granted to new board members	50,000
Additional shares eligible for grant for directors re-elected	16,667
One-time increase in the number of shares eligible for grant for directors re-elected	30,000
Exercisable rate	6.25%
Exercisable rate, frequency of rate application	every three months
Employee Stock Options [Member] | Directors Stock Option Plan [Member] | Awards prior to September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years
Employee Stock Options [Member] | Directors Stock Option Plan [Member] | Awards after September, 2005 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years